Summary of significant accounting policies - Additional Information (Detail)	4 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2014 USD ($) Entity	Dec. 31, 2013 USD ($)	Mar. 31, 2015 USD ($)
Basis Of Presentation And Recently Issued Accounting Guidance [Line Items]
Restricted cash		$ 2,400,000	$ 6,600,000	$ 123,200,000
Percentage of insurance coverage in the event of default by customer		90.00%
Repair and maintenance costs	$ 1,300,000	$ 4,600,000	5,700,000
Impairment charge		2,400,000
Impairment of softwares and other intangible assets		$ 800,000
Number of equity interest entities | Entity		4
Share interest in non variable interest Entities		100.00%
Number of Entities subject to consolidation | Entity		2
Number of VIEs not subject to consolidation | Entity		2
Variable interest entities carrying value		$ 33,600,000
Government subsidies as offset to its operating expenses	0	2,500,000	1,200,000
In-process research and development		1,500,000	5,700,000
Advertising expenses	$ 300,000	$ 2,500,000	$ 1,600,000
Warranties Description		The Company provides the following warranties on its products to its customers a 12 year product warranty in which the Company warrants that its modules will not show any material defects or workmanship defects for a period of twelve years after initial purchase (invoice date). A 25 year performance warranty in which the Company warrants that 1) its modules will produce a minimum power output of at least 97% specified in the data sheet in the first year and performance degradation will be no more than 0.6% per year for the next 25 years, resulting in an output no less than 83% of the stated output 25 years after the invoice date.
Foreign Currency Contract
Basis Of Presentation And Recently Issued Accounting Guidance [Line Items]
Nominal amounts		$ 9,200,000
Term of Product Warranty 1
Basis Of Presentation And Recently Issued Accounting Guidance [Line Items]
Warranty Period		12 years
Term of Product Warranty 2
Basis Of Presentation And Recently Issued Accounting Guidance [Line Items]
Warranty Period		25 years
Two Thousand Thirteen Or Later
Basis Of Presentation And Recently Issued Accounting Guidance [Line Items]
Product Warranty accruals based production costs of PV modules		0.50%
Prior To Two Thousand Thirteen
Basis Of Presentation And Recently Issued Accounting Guidance [Line Items]
Product Warranty accruals based production costs of PV modules		2.50%
Direct material and labor input and those general and administrative expenses allocable to the projects
Basis Of Presentation And Recently Issued Accounting Guidance [Line Items]
Variable interest entities carrying value		$ 24,200,000
Loans Receivable
Basis Of Presentation And Recently Issued Accounting Guidance [Line Items]
Variable interest entities carrying value		9,100,000
Loans Receivable | Prior Year
Basis Of Presentation And Recently Issued Accounting Guidance [Line Items]
Variable interest entities carrying value		$ 300,000
Buildings | Minimum
Basis Of Presentation And Recently Issued Accounting Guidance [Line Items]
Property, plant and equipment, useful life		33 years
Buildings | Maximum
Basis Of Presentation And Recently Issued Accounting Guidance [Line Items]
Property, plant and equipment, useful life		38 years
Machinery and Equipment | Minimum
Basis Of Presentation And Recently Issued Accounting Guidance [Line Items]
Property, plant and equipment, useful life		6 years
Machinery and Equipment | Maximum
Basis Of Presentation And Recently Issued Accounting Guidance [Line Items]
Property, plant and equipment, useful life		13 years
Other Equipment | Minimum
Basis Of Presentation And Recently Issued Accounting Guidance [Line Items]
Property, plant and equipment, useful life		3 years
Other Equipment | Maximum
Basis Of Presentation And Recently Issued Accounting Guidance [Line Items]
Property, plant and equipment, useful life		18 years